EARNINGS PER SHARE - Schedule of Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit (loss) for the period	$ 656,414	$ 475,537	$ (14,961)
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	222,623,000	214,011,000	198,965,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	222,623,000	214,011,000	198,965,000
Dividends paid, ordinary shares per share (USD per share)	$ 2.87	$ 0.15	$ 0